FINANCIAL RISK MANAGEMENT - Maturity Analysis of Financial Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other liabilities	$ 1,352	$ 1,043
Corporate borrowings	1,993	2,101
Non-recourse borrowings, undiscounted cash flows	13,206	8,087
Financial liabilities (current and non-current)	1,280	1,313
Interest Expense:
Corporate borrowings	386	227
Non-recourse borrowings	4,305	2,936
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other liabilities	1,048	646
Corporate borrowings	0	99
Non-recourse borrowings, undiscounted cash flows	995	372
Financial liabilities (current and non-current)	124	237
Interest Expense:
Corporate borrowings	67	49
Non-recourse borrowings	595	381
1-2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other liabilities	48	45
Corporate borrowings	0	0
Non-recourse borrowings, undiscounted cash flows	794	571
Financial liabilities (current and non-current)	26	58
Interest Expense:
Corporate borrowings	66	47
Non-recourse borrowings	542	348
2-5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other liabilities	36	59
Corporate borrowings	605	1,445
Non-recourse borrowings, undiscounted cash flows	5,127	2,043
Financial liabilities (current and non-current)	1,037	930
Interest Expense:
Corporate borrowings	178	106
Non-recourse borrowings	1,397	864
5 plus years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other liabilities	220	293
Corporate borrowings	1,388	557
Non-recourse borrowings, undiscounted cash flows	6,290	5,101
Financial liabilities (current and non-current)	93	88
Interest Expense:
Corporate borrowings	75	25
Non-recourse borrowings	$ 1,771	$ 1,343